Related parties (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Related Parties
Assets	R$ 162	R$ 20	R$ 100
Liability	6,427		R$ 6,136
Expense	R$ 16	R$ 58